Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DAVIS VARIABLE ACCOUNT FUND INC
Entity Central Index Key	0001084060
Document Period End Date	Jun. 30, 2024
C000009559 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Real Estate Portfolio
Class Name	Davis Real Estate Portfolio
Trading Symbol	QDRPAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Real Estate Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Portfolio	$49.37	1.00%*
*	Annualized.

Expenses Paid, Amount	$ 49.37
Expense Ratio, Percent	1.00% [1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund delivered a total return of -1.45%, versus a -0.18% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Hotels, Restaurants & Leisure (+17%), Health Care REITs (+11%), and Residential REITs (+8%)
    Weakest performing industries - Real Estate Management & Development (-18%), Industrial REITs (-13%), and Diversified REITs (-10%)
Detractors from Performance
  Office REITs - underperformed the Index industry (-7% vs -5%) and overweight (average weighting 18% vs 7%)
    Hudson Pacific Properties (-47%), BXP (-9%), and Alexandria Real Estate Equities (-5%)
    Alexandria Real Estate Equities - changed industry to Health Care REITs in June
  Health Care REITs - underperformed the Index industry (+5% vs +11%)
    Community Healthcare Trust (-9%)
  Specialized REITs - underperformed the Index industry (-2% vs flat)
    Equinix (-5%), American Tower (-8%), and Crown Castle (-13%)
  Individual holdings
    Prologis (-14%), Rexford Industrial Realty (-19%), and Retail Opportunity Investments (-9%)
    Prologis - largest individual detractor
Contributors to Performance
  Underweight in Industrial REITs - (average weighting 12% vs 17%)
  Residential REITs - outperformed the Index industry (+9% vs +8%)
    AvalonBay Communities (+12%), Essex Property Trust (+12%), Equity Residential (+15%), Camden Property Trust (+12%), and UDR (+10%)
  Three largest individual contributors - Welltower (+17%), Digital Realty Trust (+15%), and Simon Property Group (+9%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Real Estate Portfolio	5.98%	1.99%	5.22%
S&P 500® Index	24.56%	15.03%	12.85%
Wilshire U.S. Real Estate Securities Index	8.61%	4.05%	6.08%

Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 8,600,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 10,800
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$8.6
Total number of portfolio holdings as of 06/30/24	38
Portfolio turnover rate for the period	7%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$10.8

Holdings [Text Block]	Top Industries as of 06/30/24 Net Assets
Specialized REITs	22.68%
Residential REITs	18.54%
Health Care REITs	15.12%
Industrial REITs	13.29%
Retail REITs	13.11%

[1]	Annualized.